Average Annual Total Returns - Macquarie Value Fund	Russell 1000® Index 1 year		Russell 1000® Index 5 years		Russell 1000® Index 10 years		Russell 1000® Value Index 1 year		Russell 1000® Value Index 5 years		Russell 1000® Value Index 10 years		Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	24.51%	[1]	14.28%	[1]	12.87%	[1]	14.37%	[1]	8.68%	[1]	8.49%	[1]	0.60%	3.75%	6.07%	(5.16%)	0.33%	3.82%	4.66%	2.73%	4.65%	5.10%	4.19%	5.90%	6.48%	4.73%	6.43%	7.00%	5.26%	6.96%	7.14%	5.36%	7.55%	May 02, 2016

[1]	In connection with new regulatory requirements, effective November 30, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because the Manager believes it is more representative of the Fund’s investment universe.